June 17, 2022

HEALTHCARE & LIFE SCIENCES FUND

ETAHX Class A Shares ETCHX Class C Shares
ETNHX Class N Shares ETIHX Class I Shares

(the “Fund”)

This information supplements certain information contained in the Fund’s Prospectus, dated November 1, 2021 as supplemented January 3, 2022 and May 31, 2022, and Statement of Additional Information, dated November 1, 2021 as supplemented January 3, 2022 and April 1, 2022.

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Dr. Joy Ghosh is no longer a Portfolio Manager of the Eventide Healthcare & Life Sciences Fund. All references to Dr. Ghosh in the Fund’s Prospectus and SAI, as supplemented, are hereby deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2021 which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska, 68022.

Please retain this Supplement for future reference.